Transferred financial assets that are derecognized in their entirety with continuing involvement	12 Months Ended
Dec. 31, 2025
Disclosure Transferred Financial Assets [Line Items]
Transferred financial assets that are derecognized in their entirety with continuing involvement
c) Transferred financial assets that are derecognized in their entirety with continuing involvement
Continuing involvement in a transferred and fully
derecognized financial asset may result from
contractual provisions in
the particular transfer agreement
or from a
separate agreement, with the
counterparty or a third
party, entered into in
connection with the transfer.
The fair value
and carrying amount
of UBS AG’s continuing
involvement from transferred
positions as of
31 December
2025 and
31 December 2024
was not material.
Life-to-date losses reported
in prior periods
primarily related to
legacy
positions in securitization vehicles that have been fully marked down, with no remaining exposure to loss.